2. Loans: Principal balances on non-accrual loans (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Financing Receivable, Recorded Investment, Nonaccrual Status	$ 35,465,947	$ 33,912,652
Cosumer Loans
Financing Receivable, Recorded Investment, Nonaccrual Status	33,680,602	31,936,076
Real Estate Loans
Financing Receivable, Recorded Investment, Nonaccrual Status	969,149	1,113,624
Sales Finance Contracts
Financing Receivable, Recorded Investment, Nonaccrual Status	$ 816,196	$ 862,952